First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments
August 31, 2019 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 84.1%
	Chemicals – 0.7%
149,800	Westlake Chemical Partners, L.P. (a)	$3,169,768
	Gas Utilities – 0.5%
82,600	Suburban Propane Partners, L.P. (a)	1,926,232
	Independent Power and Renewable Electricity Producers – 5.0%
412,911	NextEra Energy Partners, L.P. (a) (b)	21,161,689
	Oil, Gas & Consumable Fuels – 77.9%
883,416	Alliance Resource Partners, L.P. (a)	13,666,445
396,074	BP Midstream Partners, L.P. (a)	5,885,660
2,367,767	Energy Transfer, L.P. (a)	32,225,309
2,790,806	Enterprise Products Partners, L.P. (a) (c)	79,565,879
856,147	Holly Energy Partners, L.P. (a)	23,073,162
895,454	Magellan Midstream Partners, L.P. (a) (c)	59,708,873
303,800	MPLX, L.P. (a)	8,479,058
193,800	Phillips 66 Partners, L.P. (a)	10,653,186
1,333,601	Plains All American Pipeline, L.P. (a) (c)	28,579,069
743,200	Shell Midstream Partners, L.P. (a)	14,276,872
596,200	Tallgrass Energy, L.P. (a) (b) (c)	11,673,596
1,141,350	TC PipeLines, L.P. (a)	44,683,852
		332,470,961
	Total Master Limited Partnerships	358,728,650
	(Cost $227,307,049)
COMMON STOCKS – 57.5%
	Electric Utilities – 9.3%
26,700	American Electric Power Co., Inc. (c)	2,433,705
3,400	Duke Energy Corp. (c)	315,316
10,600	Emera, Inc. (CAD) (a)	459,222
58,600	Eversource Energy (c)	4,695,618
454,600	Exelon Corp. (c)	21,484,396
1,700	NextEra Energy, Inc. (c)	372,436
327,300	PPL Corp. (c)	9,671,715
300	Southern (The) Co.	17,478
1,100	Xcel Energy, Inc.	70,642
		39,520,528
	Gas Utilities – 0.2%
3,600	Atmos Energy Corp. (a)	396,828
3,699	Chesapeake Utilities Corp. (a)	349,851
		746,679
	Multi-Utilities – 4.0%
71,700	CMS Energy Corp. (c)	4,520,685
139,499	Public Service Enterprise Group, Inc. (c)	8,435,505
30,800	Sempra Energy (c)	4,362,204
		17,318,394
	Oil, Gas & Consumable Fuels – 44.0%
859,796	Enbridge, Inc. (a) (c)	28,768,774
373,640	Equitrans Midstream Corp.	5,040,404
377,200	Inter Pipeline, Ltd. (CAD) (a)	6,878,786
145,060	Keyera Corp. (CAD) (a)	3,500,659
2,114,955	Kinder Morgan, Inc. (a) (c)	42,870,138
399,984	ONEOK, Inc. (c)	28,510,860

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
966,906	TC Energy Corp. (c)	$49,544,263
951,941	Williams (The) Cos., Inc. (c)	22,465,808
		187,579,692
	Total Common Stocks	245,165,293
	(Cost $221,228,510)
REAL ESTATE INVESTMENT TRUSTS – 0.5%
	Equity Real Estate Investment Trusts – 0.5%
49,236	CorEnergy Infrastructure Trust, Inc. (a)	2,221,036
	(Cost $1,494,463)
	Total Investments – 142.1%	606,114,979
	(Cost $450,030,022) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.7)%
267	American Electric Power Co., Inc.	$2,433,705	$92.50	Sep 2019	(21,360)
690	CMS Energy Corp.	4,350,450	60.00	Sep 2019	(224,250)
34	Duke Energy Corp.	315,316	95.00	Oct 2019	(4,488)
300	Enbridge, Inc.	1,003,800	35.00	Sep 2019	(3,000)
5,100	Enterprise Products Partners, L.P.	14,540,100	30.00	Sep 2019	(40,800)
1,600	Enterprise Products Partners, L.P.	4,561,600	31.00	Dec 2019	(40,000)
442	Eversource Energy	3,541,746	80.00	Sep 2019	(46,410)
144	Eversource Energy	1,153,872	85.00	Jan 2020	(18,000)
2,196	Exelon Corp.	10,378,296	48.00	Sep 2019	(92,232)
1,600	Exelon Corp.	7,561,600	52.50	Sep 2019	(309)
50	Exelon Corp.	236,300	55.00	Jan 2020	(750)
700	Exelon Corp.	3,308,200	47.00	Oct 2019	(105,000)
4,300	Kinder Morgan, Inc.	8,716,100	21.00	Sep 2019	(47,300)
4,000	Kinder Morgan, Inc.	8,108,000	22.00	Sep 2019	(8,000)
5,062	Magellan Midstream Partners, L.P.	33,753,416	67.50	Oct 2019	(536,572)
6	NextEra Energy, Inc.	131,448	210.00	Sep 2019	(6,456)
11	NextEra Energy, Inc.	240,988	220.00	Dec 2019	(9,350)
834	ONEOK, Inc.	5,944,752	70.00	Sep 2019	(176,808)
1,400	ONEOK, Inc.	9,979,200	75.00	Oct 2019	(93,800)
2,236	Plains All American Pipeline, L.P. (e)	4,791,748	25.00	Sep 2019	(4,472)
3,000	Plains All American Pipeline, L.P.	6,429,000	23.00	Oct 2019	(39,000)
3,124	PPL Corp. (e)	9,231,420	31.00	Sep 2019	(12,496)
1,394	Public Service Enterprise Group, Inc.	8,429,518	60.00	Dec 2019	(334,560)
308	Sempra Energy	4,362,204	145.00	Sep 2019	(21,560)
2,785	Tallgrass Energy, L.P.	5,453,030	18.00	Jan 2020	(557,000)
2,000	TC Energy Corp.	10,248,000	50.00	Oct 2019	(370,000)
4,803	Williams (The) Cos., Inc. (e)	11,335,080	27.00	Sep 2019	(4,803)
2,500	Williams (The) Cos., Inc.	5,900,000	25.00	Nov 2019	(128,750)
	Total Call Options Written				(2,947,526)
	(Premiums received $2,306,219)

Outstanding Loan – (35.9)%	(153,000,000)
Net Other Assets and Liabilities – (5.5)%	(23,598,204)
Net Assets – 100.0%	$426,569,249

(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	All or a portion of this security’s position represents cover for outstanding options written.

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
(d)	Aggregate cost for federal income tax purposes was $398,686,309. As of August 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $215,030,673 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,549,529. The net unrealized appreciation was $204,481,144. The amounts presented are inclusive of derivative contracts.
(e)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At August 31, 2019, investments noted as such are valued at $(21,771) or (0.0)% of net assets.

CAD	Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2019 is as follows:
ASSETS TABLE
	Total Value at 8/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Master Limited Partnerships*	$ 358,728,650	$ 358,728,650	$ —	$ —
Common Stocks*	245,165,293	245,165,293	—	—
Real Estate Investment Trusts*	2,221,036	2,221,036	—	—
Total Investments	$ 606,114,979	$ 606,114,979	$—	$—
LIABILITIES TABLE
	Total Value at 8/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (2,947,526)	$ (2,467,286)	$ (480,240)	$ —

*	See Portfolio of Investments for industry breakout.